UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments July 31, 2016 (Unaudited)

Jackson Square SMID-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 94.4%
Consumer Discretionary - 27.9% #
DineEquity	28,087	$2,285,439
Dunkin' Brands Group	52,036	2,357,751
Liberty TripAdvisor Holdings - Series A *	58,196	1,377,499
Outfront Media - REIT	87,564	2,037,614
Pandora Media *	140,312	1,908,243
Quotient Technology *	52,542	665,182
Sally Beauty Holdings *	112,305	3,293,906
Shutterstock *	28,576	1,574,252
		15,499,886
Energy - 3.6%
Core Laboratories	16,911	1,975,374

Financial Services - 15.8%
Affiliated Managers Group *	10,654	1,563,794
Equity Commonwealth - REIT *	103,738	3,114,215
LendingClub *	135,004	623,719
LendingTree *	8,102	818,140
MSCI	21,536	1,852,957
WisdomTree Investments	81,119	806,323
		8,779,148
Health Care - 10.9%
ABIOMED *	17,634	2,080,283
athenahealth *	8,486	1,084,426
Bio-Techne	25,838	2,904,708
		6,069,417
Producer Durables - 11.2%
Expeditors International of Washington	33,624	1,662,034
Graco	33,766	2,499,022
Zebra Technologies - Class A *	39,139	2,074,758
		6,235,814
Technology - 20.7%
Arista Networks *	14,270	1,017,023
Blackbaud	42,178	2,819,599
Ellie Mae *	9,638	887,756
Logitech International (a)	119,138	2,378,580
NIC	38,931	907,871
Paycom Software *	15,609	736,901
VeriFone Systems *	89,742	1,719,457
Yelp *	32,098	1,032,593
		11,499,780
Utilities - 4.3%
j2 Global	35,414	2,367,072
TOTAL COMMON STOCKS
(Cost $51,149,067)		52,426,491

SHORT-TERM INVESTMENTS - 5.1%
Fidelity Institutional Government Portfolio, Class I, 0.25% ^	1,398,215	1,398,215
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 0.21% ^	1,398,215	1,398,215
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,796,430)		2,796,430

Total Investments - 99.5%
(Cost $53,945,497)		55,222,921
Other Assets and Liabilities, Net - 0.5%		299,323
Total Net Assets - 100.0%		$55,522,244

#
As of July 31, 2016, the Fund had a significant portion of its assets invested in this sector. The consumer discretionary sector may be more greatly impacted by changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulations, marketing, and supply and demand.

*	Non-income producing security.
(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2016.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierachy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discusiion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,426,491	-	-	$52,426,491
Short-Term Investments	2,796,430	-	-	2,796,430
Total Investments	$55,222,921	-	-	$55,222,921

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2016, the Fund recognized no transfers to/from Level 1 or 2.  The fund did not invest in any Level 3 investments during the period

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows:

Jackson Square SMID-Cap Growth Fund

Cost of investments	$53,945,497

Gross unrealized appreciation	2,202,327
Gross unrealized depreciation	(924,903)
Net unrealized appreciation	$1,277,424

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  September 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  September 19, 2016

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date  September 19, 2016